Indemnification assets (Details) € in Millions	9 Months Ended
Sep. 30, 2018 EUR (€)
Disclosure of detailed information about business combination [line items]
Indemnification assets, start of the period	€ 73.8
Contingent Consideration Arrangements And Indemnification Assets Recognised As Of Acquisition Date, Acquisitions	5.9
Indemnification assets, end of the period	€ 79.7